Note 12 - Segmented Information (Detail) - Distribution of revenue by country (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Revenue by country:
Revenue	$ 9,950	$ 2,678	$ 27,528	$ 17,759
United States [Member]
Revenue by country:
Revenue	6,056	1,088	17,363	7,096
Canada [Member]
Revenue by country:
Revenue	2,454	432	3,022	2,123
Germany [Member]
Revenue by country:
Revenue	375	518	2,455	2,228
Other Country [Member]
Revenue by country:
Revenue	$ 1,065	$ 640	$ 4,688	$ 6,312